Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value of Financial Instruments [Abstract]
Fair value measurements on a recurring basis
Fair value measurements on a recurring basis December 31, 2011 (in thousands)
	Level 1	Level 2	Level 3
Available for sale securities	$497	$—	$—

Commodity derivatives	$—	$6,924	$—

Total assets at fair value	$497	$6,924	$—

Commodity derivatives	$—	$11,912	$—

Total liabilities at fair value	$—	$11,912	$—

Fair value measurements on a recurring basis December 31, 2010 (in thousands)
	Level 1	Level 2	Level 3
Commodity derivatives	$—	$—	$—

Total assets as fair value	$—	$—	$—

Commodity derivatives	$—	$778	$—

Total liabilities at fair value	$—	$778	$—